Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Common units
Owners'/partners' equity
Number of units issued	46,860,182	45,448,993		41,002,121
Number of units outstanding	46,860,182	45,448,993	[1]	41,002,121	[1]
General partner units
Owners'/partners' equity
Number of units issued	1,021,336	927,532		836,779
Number of units outstanding	1,021,336	927,532	[1]	836,779	[1]
Preference units
Owners'/partners' equity
Number of units outstanding	14,350,000	14,350,000	[1]	5,750,000	[1]
Series A preference units
Owners'/partners' equity
Number of units issued	5,750,000	5,750,000		5,750,000
Number of units outstanding	5,750,000	5,750,000		5,750,000
Series B preference units
Owners'/partners' equity
Number of units issued	4,600,000	4,600,000
Number of units outstanding	4,600,000	4,600,000
Series C preference units
Owners'/partners' equity
Number of units issued	4,000,000	4,000,000
Number of units outstanding	4,000,000	4,000,000

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).